Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($)	Number of shares	Share capital	Warrants Reserve	Reserves	Accumulated Deficit	Options Reserve	Total
Balance at Mar. 31, 2023		$ 5,934,141		$ 165,360	$ (6,299,946)		$ (200,445)
Balance (in Shares) at Mar. 31, 2023
Issuance of shares to Psyence Group Inc
Issuance of shares to Psyence Group Inc (in Shares)	1,338
Issuance of shares to NCAC shareholders		37,336,416					37,336,416
Issuance of shares to NCAC shareholders (in Shares)	2,086
Issuance of shares for debt settlement		718,500					718,500
Issuance of shares for debt settlement (in Shares)	40
Issuance of shares to third party advisors		2,136,340					2,136,340
Issuance of shares to third party advisors (in Shares)	119
Net profit (loss) for the year					(51,159,048)		(51,159,048)
Other comprehensive income (loss)				195,697			195,697
Balance at Mar. 31, 2024		46,125,397		361,057	(57,458,994)		(10,972,540)
Balance (in Shares) at Mar. 31, 2024	3,583
Issuance of shares to third party advisors		241,379					241,379
Issuance of shares to third party advisors (in Shares)	94
Issuance of shares for convertible note		4,617,286					4,617,286
Issuance of shares for convertible note (in Shares)	6,105
Issuance of warrants			682,482				682,482
Issuance of shares for ELOC, net of issuance costs		6,410,395					6,410,395
Issuance of shares for ELOC, net of issuance costs (in Shares)	35,567
Issuance of shares for warrant exchange		192,060					192,060
Issuance of shares for warrant exchange (in Shares)	177
Issuance of shares for promissory notes		2,084,927					2,084,927
Issuance of shares for promissory notes (in Shares)	15,926
Issuance of shares for Psyence Labs Ltd shares		722,033					722,033
Issuance of shares for Psyence Labs Ltd shares (in Shares)	5,695
Issuance of units for PIPE financing, net of issuance costs		273,179	1,468,872				1,742,051
Issuance of units for PIPE financing, net of issuance costs (in Shares)	7,629
Issuance of shares for warrant conversion		1,085,649	(1,085,649)
Issuance of shares for warrant conversion (in Shares)	16,107
Net profit (loss) for the year					1,011,790		1,011,790
Other comprehensive income (loss)				(9,859)			(9,859)
Balance at Mar. 31, 2025		61,752,305	1,065,705	351,198	(56,447,204)		6,722,004
Balance (in Shares) at Mar. 31, 2025	90,883
Issuance of shares to third party advisors		60,000					60,000
Issuance of shares to third party advisors (in Shares)	2,439
Issuance of shares for ELOC, net of issuance costs		13,964,060					13,964,060
Issuance of shares for ELOC, net of issuance costs (in Shares)	1,051,973
Issuance of shares for investment in Associate		2,934,167					2,934,167
Issuance of shares for investment in Associate (in Shares)	1,146,159
Share-based compensation						155,341	155,341
Issuance of shares on exercise of RSUs		37,451				(37,451)
Issuance of shares on exercise of RSUs (in Shares)	1,823
Net profit (loss) for the year					(6,936,421)		(6,936,421)
Other comprehensive income (loss)				44,979			44,979
Balance at Mar. 31, 2026		$ 78,747,983	$ 1,065,705	$ 396,177	$ (63,383,625)	$ 117,890	$ 16,944,130
Balance (in Shares) at Mar. 31, 2026	2,293,277